Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	March 31, 2015
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$1,266	$1,749

	September 30, 2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$768	$2,247

		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$–